Segment Reporting	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segment Reporting	Segment Reporting
As at December 31, 2021 and 2020, the Company has two reportable segments, the LNG segment and the LPG segment. The Company’s LNG segment consists of LNG carriers which generally operate under long-term, fixed-rate charters to international energy companies. The Company's LPG segment consists of LPG and multi-gas carriers which generally operate under voyage charters or time-charters. As at December 31, 2021, the Company’s LNG segment consisted of 47 LNG carriers (including 25 LNG carriers included in joint ventures that are accounted for under the equity method) and one LNG receiving and regasification terminal in Bahrain. As at December 31, 2021, the Company's LPG segment consisted of 28 LPG/multi-gas carriers (including 21 LPG carriers included in a joint venture that is accounted for under the equity method). As at December 31, 2019, the Company had the following reportable segments: the LNG segment, the LPG segment and the conventional tanker segment. The Company sold its two remaining conventional tankers, the Toledo Spirit and the Alexander Spirit, in January and October 2019, respectively. Segment results are evaluated based on income from vessel operations. The accounting policies applied to the reportable segments are the same as those used in the preparation of the Company’s consolidated financial statements.

The following table presents voyage revenues and percentage of consolidated voyage revenues for the Company’s customers who accounted for 10% or more of the Company's consolidated voyage revenues during any of the periods presented.

(U.S. Dollars in millions)	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Royal Dutch Shell Plc. (i) (ii)	$136.3 or 23%	$134.4 or 23%	$126.9 or 21%
Ras Laffan Liquefied Natural Gas Company Ltd. (i)	$69.9 or 12%	$71.5 or 12%	$71.1 or 12%
Naturgy Energy Group S.A. (i)	$64.9 or 11%	$65.3 or 11%	$65.6 or 11%
Cheniere Marketing International (i)	Less than 10%	$61.0 or 10%	$60.6 or 11%
(i)LNG segment.
(ii)Includes its subsidiaries Shell International Trading Middle East Ltd. and Shell Tankers (Singapore) Private Ltd.
The following tables include results for these segments for the years presented in these consolidated financial statements.

	Year Ended December 31, 2021
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Total $
Voyage revenues	550,496	47,335	597,831
Voyage expenses	(7,183)	(21,007)	(28,190)
Vessel operating expenses	(105,038)	(19,588)	(124,626)
Time-charter hire expenses	(23,487)	—	(23,487)
Depreciation and amortization	(123,786)	(7,024)	(130,810)
General and administrative expenses(i)	(37,668)	(3,372)	(41,040)
Restructuring charges	(2,958)	(265)	(3,223)
Income (loss) from vessel operations	250,376	(3,921)	246,455

Equity income	100,925	14,474	115,399
Investment in and advances to equity-accounted joint ventures, net	1,015,370	138,504	1,153,874
Expenditures for vessels and equipment	(44,011)	(1,161)	(45,172)
Expenditures for dry docking	(31,808)	(4,252)	(36,060)

	Year Ended December 31, 2020
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Total $
Voyage revenues	552,416	38,687	591,103
Voyage expenses	(3,009)	(14,385)	(17,394)
Vessel operating expenses	(98,572)	(17,824)	(116,396)
Time-charter hire expenses	(23,564)	—	(23,564)
Depreciation and amortization	(122,523)	(7,229)	(129,752)
General and administrative expenses(i)	(24,879)	(2,025)	(26,904)
Write-down of vessels	—	(51,000)	(51,000)
Income (loss) from vessel operations	279,869	(53,776)	226,093

Equity income (loss)	79,244	(7,011)	72,233
Investment in and advances to equity-accounted joint ventures, net	934,059	133,724	1,067,783
Expenditures for vessels and equipment	(12,382)	(1,093)	(13,475)
Expenditures for dry docking	(4,862)	(2,106)	(6,968)

	Year Ended December 31, 2019
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	555,303	39,211	6,742	601,256
Voyage expenses	(4,493)	(16,563)	(331)	(21,387)
Vessel operating expenses	(90,954)	(17,888)	(2,743)	(111,585)
Time-charter hire expenses	(19,994)	—	—	(19,994)
Depreciation and amortization	(128,138)	(7,931)	(696)	(136,765)
General and administrative expenses(i)	(20,193)	(1,789)	(539)	(22,521)
Gain on sales and (write-down) of vessels	14,349	—	(785)	13,564
Restructuring charges	(400)	—	(2,915)	(3,315)
Income (loss) from vessel operations	305,480	(4,960)	(1,267)	299,253

Equity income (loss)	59,600	(781)	—	58,819
Expenditures for vessels and equipment	(101,052)	(1,538)	—	(102,590)
Expenditures for dry docking	(8,224)	(2,776)	—	(11,000)
(i)Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources (Note 12a)).

A reconciliation of total segment assets presented in the Company's consolidated balance sheets is as follows:

	December 31, 2021 $	December 31, 2020 $
Total assets of the liquefied natural gas segment	4,449,598	4,395,336
Total assets of the liquefied petroleum gas segment	252,765	246,982
Unallocated:
Cash and cash equivalents	92,069	206,762
Advances to affiliates	4,153	4,924
Consolidated total assets	4,798,585	4,854,004